SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended
Sep. 29, 2012
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed consolidating balance sheet

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$18,035	$2,086	$11,170	$(70)	$31,221
Accounts receivable - trade, net	3,704	113,814	9,137	-	126,655
Inventories, net	807	232,406	12,365	-	245,578
Deferred income taxes	-	-	170	-	170
Intercompany receivable	-	3,953	-	(3,953)	-
Other current assets	17,879	22,839	7,199	-	47,917
Total current assets	40,425	375,098	40,041	(4,023)	451,541

Property and Equipment, Net	13,916	191,106	19,565	-	224,587
Goodwill and Intangibles, Net	-	115,674	2,523	-	118,197
Investments in Consolidated Subsidiaries	323,404	27,983	-	(351,387)	-
Intercompany Receivable	2,106	-	-	(2,106)	-
Other Assets	11,755	18,317	18,955	-	49,027
Total Assets	$391,606	$728,178	$81,084	$(357,516)	$843,352

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,681	$-	$-	$-	$4,681
Convertible Senior Notes	28,687	-	-	-	28,687
Accounts payable	10,127	152,018	6,774	(70)	168,849
Intercompany payable	9,457	-	99,270	(108,727)	-
Accrued expenses	95,339	113,847	5,815	-	215,001
Income taxes payable	-	-	794	-	794
Deferred income taxes	-	-	16	-	16
Total current liabilities	148,291	265,865	112,669	(108,797)	418,028

Long-Term Debt	384,841	-	-	-	384,841
Intercompany Payable	-	-	17,262	(17,262)	-
Other Non-Current Liabilities	50,672	153,849	12,436	-	216,957
Deferred Income Taxes	-	15,260	464	-	15,724
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(192,198)	293,204	(61,747)	(231,457)	(192,198)
Total Liabilities and Stockholders’ (Deficit) Equity	$391,606	$728,178	$81,084	$(357,516)	$843,352

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$144,783	$20,302	$15,016	$(165)	$179,936
Accounts receivable - trade, net	118	106,253	13,180	-	119,551
Inventories, net	-	184,109	9,234	-	193,343
Deferred income taxes	-	-	165	-	165
Other current assets	25,353	27,347	6,050	-	58,750
Total current assets	170,254	338,011	43,645	(165)	551,745

Property and Equipment, Net	43,123	176,967	18,574	-	238,664
Goodwill and Intangibles, Net	-	116,306	2,567	-	118,873
Investments in Consolidated Subsidiaries	315,151	60,482	-	(375,633)	-
Intercompany Receivable	-	2,290	-	(2,290)	-
Other Assets	8,645	18,106	13,971	-	40,722
Total Assets	$537,173	$712,162	$78,757	$(378,088)	$950,004

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$4,476	$-	$-	$-	$4,476
Convertible Senior Notes	60,270	-	-	-	60,270
Accounts payable	18,213	112,583	13,429	(165)	144,060
Intercompany payable	25,117	1,668	72,819	(99,604)	-
Accrued expenses	78,502	125,810	13,034	-	217,346
Income taxes payable	-	195	610	-	805
Deferred income taxes	-	-	16	-	16
Total current liabilities	186,578	240,256	99,908	(99,769)	426,973

Long-Term Debt	381,569	-	-	-	381,569
Intercompany Payable	-	-	16,912	(16,912)	-
Other Non-Current Liabilities	78,012	145,607	13,077	-	236,696
Deferred Income Taxes	-	13,300	452	-	13,752
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(108,986)	312,999	(51,592)	(261,407)	(108,986)
Total Liabilities and Stockholders’ (Deficit) Equity	$537,173	$712,162	$78,757	$(378,088)	$950,004

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.
Assets
Current Assets:
Cash and cash equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757
Accounts receivable - trade, net	7	139,712	9,869	-	149,588
Inventories, net	-	245,635	10,158	-	255,793
Deferred income taxes	-	-	118	-	118
Intercompany receivable	6,882	-	-	(6,882)	-
Other current assets	26,738	24,495	8,348	-	59,581
Assets held for sale	177,112	38,460	227,614	(215,572)	227,614
Total current assets	214,420	454,932	261,194	(226,095)	704,451

Property and Equipment, Net	45,083	191,009	18,520	-	254,612
Goodwill and Intangibles, Net	-	140,172	13,661	-	153,833
Deferred Income Taxes	-	-	487	-	487
Investments in Consolidated Subsidiaries	197,113	41,500	-	(238,613)	-
Intercompany Receivable	22,910	2,269	-	(25,179)	-
Other Assets	11,331	17,308	1,984	-	30,623
Total Assets	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

Liabilities and Stockholders’ (Deficit) Equity
Current Liabilities:
Short-term borrowings	$148,155	$-	$-	$-	$148,155
Convertible Senior Notes	77,386	-	-	-	77,386
Accounts payable	26,327	129,352	2,709	(3,641)	154,747
Intercompany payable	-	10,728	187,386	(198,114)	-
Accrued expenses	78,349	96,194	10,622	-	185,165
Income taxes payable	-	-	2,402	-	2,402
Deferred income taxes	-	4,715	-	-	4,715
Liabilities held for sale	-	-	444,759	(215,572)	229,187
Total current liabilities	330,217	240,989	647,878	(417,327)	801,757

Long-Term Debt	521,722	-	-	-	521,722
Intercompany Payable	-	-	39,801	(39,801)	-
Other Non-Current Liabilities	58,903	146,249	16,342	-	221,494
Deferred Income Taxes	-	18,620	398	-	19,018
Commitments and Contingencies
Total Stockholders’ (Deficit) Equity	(419,985)	441,332	(408,573)	(32,759)	(419,985)
Total Liabilities and Stockholders’ (Deficit) Equity	$490,857	$847,190	$295,846	$(489,887)	$1,144,006

Schedule of condensed consolidating statements of operations

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$18,401	$954,520	$45,640	$-	$1,018,561
Cost of goods sold	12,379	412,685	20,556	-	445,620
Gross Profit	6,022	541,835	25,084	-	572,941
Selling, general & administrative expenses	2,971	605,084	35,652	-	643,707
Operating Income (Loss)	3,051	(63,249)	(10,568)	-	(70,766)
Other income, net	943	117	419	-	1,479
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(78,616)	(7,865)	-	86,481	-
Loss on extinguishment of debt, net	(8,669)	-	-	-	(8,669)
Interest expense, net	(37,362)	(72)	(402)	-	(37,836)
(Loss) Income Before Provision for Income Taxes	(120,653)	(71,069)	(10,551)	86,481	(115,792)
Provision for income taxes	21	4,167	694	-	4,882
(Loss) Income from Continuing Operations	(120,674)	(75,236)	(11,245)	86,481	(120,674)
Discontinued operations, net of income taxes	705	(6,093)	(5,477)	-	(10,865)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(11,570)	2,737	-	8,833	-
Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$53,565	$972,043	$46,050	$-	$1,071,658
Cost of goods sold	41,762	442,325	18,671	-	502,758
Gross Profit	11,803	529,718	27,379	-	568,900
Selling, general & administrative expenses	214,835	574,480	55,567	(210,361)	634,521
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(203,032)	(45,417)	(28,347)	210,361	(66,435)
Other (expense) income, net	(9,683)	151	2,455	-	(7,077)
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	151,562	17,689	-	(169,251)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Gain on extinguishment of debt, net	6,547	-	-	-	6,547
Interest (expense) income, net	(44,451)	3,952	(2,409)	-	(42,908)
(Loss) Income Before Provision (Benefit) for Income Taxes	(99,057)	(8,025)	(28,301)	41,110	(94,273)
Provision (benefit) for income taxes	821	5,961	(1,177)	-	5,605
(Loss) Income from Continuing Operations	(99,878)	(13,986)	(27,124)	41,110	(99,878)
Discontinued operations, net of income taxes	158,678	16,303	(475,978)	-	(300,997)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(459,675)	(466,584)	-	926,259	-
Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$8,423	$335,724	$20,409	$-	$364,556
Cost of goods sold	4,818	147,005	9,616	-	161,439
Gross Profit	3,605	188,719	10,793	-	203,117
Selling, general & administrative expenses	1,088	191,215	11,095	-	203,398
Operating Income (Loss)	2,517	(2,496)	(302)	-	(281)
Other expense, net	(126)	(433)	(479)	-	(1,038)
Equity in (losses) earnings of consolidated subsidiaries - continuing operations	(5,674)	(2,458)	-	8,132	-
Loss on extinguishment of debt, net	(3,023)	-	-	-	(3,023)
Interest (expense) income, net	(13,132)	33	(129)	-	(13,228)
(Loss) Income Before (Benefit) Provision for Income Taxes	(19,438)	(5,354)	(910)	8,132	(17,570)
(Benefit) provision for income taxes	(45)	1,627	241	-	1,823
(Loss) Income from Continuing Operations	(19,393)	(6,981)	(1,151)	8,132	(19,393)
Discontinued operations, net of income taxes	972	56	(436)	-	592
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(380)	2,926	-	(2,546)	-
Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

FIFTH & PACIFIC COMPANIES, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net Sales	$14,004	$349,545	$17,144	$-	$380,693
Cost of goods sold	11,112	155,115	7,629	-	173,856
Gross Profit	2,892	194,430	9,515	-	206,837
Selling, general & administrative expenses	164,021	210,556	47,469	(210,361)	211,685
Impairment of intangible assets	-	655	159	-	814
Operating (Loss) Income	(161,129)	(16,781)	(38,113)	210,361	(5,662)
Other income (expense), net	16,242	(123)	699	-	16,818
Equity in earnings (losses) of consolidated subsidiaries - continuing operations	170,036	5,755	-	(175,791)	-
Gain on sale of trademarks, net	-	15,600	-	-	15,600
Interest (expense) income, net	(18,126)	4,241	(1,949)	-	(15,834)
Income (Loss) Before Provision for Income Taxes	7,023	8,692	(39,363)	34,570	10,922
Provision for income taxes	20	2,356	1,543	-	3,919
Income (Loss) from Continuing Operations	7,003	6,336	(40,906)	34,570	7,003
Discontinued operations, net of income taxes	160,805	22,722	(405,164)	-	(221,637)
Equity in (losses) earnings of consolidated subsidiaries - discontinued operations, net of income taxes	(382,442)	(402,747)	-	785,189	-
Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

Schedule of condensed consolidating statements of comprehensive loss

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(131,539)	$(78,592)	$(16,722)	$95,314	$(131,539)

Other Comprehensive Income (Loss), Net of Income Taxes	70	(367)	(47)	414	70
Comprehensive (Loss) Income	$(131,469)	$(78,959)	$(16,769)	$95,728	$(131,469)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(400,875)	$(464,267)	$(503,102)	$967,369	$(400,875)

Other Comprehensive (Loss) Income, Net of Income Taxes	(1,950)	15,917	15,965	(31,882)	(1,950)
Comprehensive (Loss) Income	$(402,825)	$(448,350)	$(487,137)	$935,487	$(402,825)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(18,801)	$(3,999)	$(1,587)	$5,586	$(18,801)

Other Comprehensive Income (Loss), Net of Income Taxes	133	315	338	(653)	133
Comprehensive (Loss) Income	$(18,668)	$(3,684)	$(1,249)	$4,933	$(18,668)

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS

Three Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net (Loss) Income	$(214,634)	$(373,689)	$(446,070)	$819,759	$(214,634)

Other Comprehensive Income (Loss), Net of Income Taxes	5,042	16,635	(995)	(15,640)	5,042
Comprehensive (Loss) Income	$(209,592)	$(357,054)	$(447,065)	$804,119	$(209,592)

Schedule of condensed consolidating statements of cash flow

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended September 29, 2012

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash (used in) provided by operating activities	$(8,735)	$(51,286)	$(27,355)	$95	$(87,281)

Cash Flows from Investing Activities:
Purchases of property and equipment	(3,080)	(45,042)	(7,058)	-	(55,180)
Payments for in-store merchandise shops	-	(1,477)	(290)	-	(1,767)
Investments in and advances to equity investees	-	-	(5,000)	-	(5,000)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(96,691)	82,501	14,190	-	-
Other, net	(483)	557	162	-	236
Net cash (used in) provided by investing activities	(100,254)	36,539	2,004	-	(61,711)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	113,389	-	-	-	113,389
Repayment of borrowings under revolving credit agreement	(113,389)	-	-	-	(113,389)
Proceeds from issuance of Senior Secured Notes	164,540	-	-	-	164,540
(Decrease) increase in intercompany loans	(17,766)	(3,331)	21,097	-	-
Repayment of Euro Notes	(158,027)	-	-	-	(158,027)
Principal payments under capital lease obligations	(3,331)	-	-	-	(3,331)
Proceeds from exercise of stock options	6,049	-	-	-	6,049
Payment of deferred financing fees	(6,064)	-	-	-	(6,064)
Net cash (used in) provided by financing activities	(14,599)	(3,331)	21,097	-	3,167

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,160)	(138)	408	-	(2,890)

Net Change in Cash and Cash Equivalents	(126,748)	(18,216)	(3,846)	95	(148,715)
Cash and Cash Equivalents at Beginning of Period	144,783	20,302	15,016	(165)	179,936
Cash and Cash Equivalents at End of Period	$18,035	$2,086	$11,170	$(70)	$31,221

FIFTH & PACIFIC COMPANIES, INC.

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Nine Months Ended October 1, 2011

(In thousands)

(Unaudited)

	Parent Company Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Fifth & Pacific Companies, Inc.

Net cash provided by (used in) operating activities	$207,008	$(276,214)	$(79,218)	$4,879	$(143,545)

Cash Flows from Investing Activities:
Purchases of property and equipment	(30,932)	(22,148)	(4,465)	-	(57,545)
Net proceeds from dispositions	-	15,600	-	-	15,600
Payments for in-store merchandise shops	-	(1,748)	(499)	-	(2,247)
Investments in and advances to equity investees	-	(6)	-	-	(6)
(Increase) decrease in investments in and advances to consolidated subsidiaries	(174,578)	163,183	11,395	-	-
Other, net	(10)	(289)	669	-	370
Net cash provided by (used in) investing activities of discontinued operations	-	2,388	(14,474)	-	(12,086)
Net cash (used in) provided by investing activities	(205,520)	156,980	(7,374)	-	(55,914)

Cash Flows from Financing Activities:
Proceeds from borrowings under revolving credit agreement	602,022	-	-	-	602,022
Repayment of borrowings under revolving credit agreement	(480,091)	-	-	-	(480,091)
Proceeds from issuance of Senior Secured Notes	220,094	-	-	-	220,094
(Decrease) increase in intercompany loans	(151,413)	138,472	12,941	-	-
Repayment of Euro Notes	(178,333)	-	-	-	(178,333)
Principal payments under capital lease obligations	(3,138)	-	-	-	(3,138)
Proceeds from exercise of stock options	25	-	-	-	25
Payment of deferred financing fees	(8,370)	-	(135)	-	(8,505)
Other, net	(806)	-	-	-	(806)
Net cash provided by financing activities of discontinued operations	-	-	45,292	-	45,292
Net cash (used in) provided by financing activities	(10)	138,472	58,098	-	196,560

Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,219)	(16,814)	20,783	-	2,750

Net Change in Cash and Cash Equivalents	259	2,424	(7,711)	4,879	(149)
Cash and Cash Equivalents at Beginning of Period	3,422	4,206	23,606	(8,520)	22,714
Cash and Cash Equivalents at End of Period	3,681	6,630	15,895	(3,641)	22,565
Less: Cash and Cash Equivalents Held for Sale	-	-	10,808	-	10,808
Cash and Cash Equivalents	$3,681	$6,630	$5,087	$(3,641)	$11,757